8. RIGHT-OF-USE ASSET: Schedule of Right of Use Asset (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Right of Use Asset

Office Lease
$
Cost
Balance, December 31, 2018	-
Recognized on adoption of IFRS 16	68,253
Additions	-
Balance, December 31, 2019 and 2020	68,253

Accumulated Amortization
Balance, December 31, 2018	-
Amortization	68,253
Balance, December 31, 2019 and 2020	68,253

Carrying value as at December 31, 2019 and 2020	-